Schedule of Significant Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operation loss carryforwards	$ 3,173,878	$ 2,419,531
Accrued expenses	50,205	159,887
Total deferred income tax asset	3,224,084	2,579,418
Less: valuation allowance	(3,224,084)	(2,579,418)
Total deferred income tax asset